Segmented Reporting - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Customer [Member]
Disclosure of major customers [line items]
Percentage of sales	54.00%	51.00%
Customer One [Member]
Disclosure of major customers [line items]
Percentage of sales	19.00%	16.00%
Customer Two [Member]
Disclosure of major customers [line items]
Percentage of sales	12.00%	12.00%